Related Party Transactions - Additional information (Details) - USD ($)				1 Months Ended	3 Months Ended		9 Months Ended
	Nov. 24, 2020	Nov. 20, 2020	Jun. 19, 2020	Nov. 30, 2020	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2021	Jun. 30, 2020
Related Party Transaction [Line Items]
Repayment of other receivables - related party						$ 0	$ 175,000
Working capital loans					$ 0			$ 0
Subsequent event
Related Party Transaction [Line Items]
Repayment of other receivables - related party				$ 25,000
Administrative Support Agreement
Related Party Transaction [Line Items]
Expenses per month		$ 10,000			10,000
Promissory Note with Related Party
Related Party Transaction [Line Items]
Outstanding borrowings			$ 175,000		175,000			0
Period To Repay Debt After Receiving Written Notice Of Demand			15 days
Repayment of other receivables - related party	$ 175,000
Related Party Loans
Related Party Transaction [Line Items]
Outstanding borrowings							0	$ 0
Maximum loans convertible into warrants					$ 500,000		$ 500,000
Price of warrants (in dollars per share)					$ 0.90		$ 0.90